Segment information	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segment information
5	Segment information

A.	Basis for segmentation
The Group manages its businesses by divisions, which are organized by a mixture of both business lines (products and services) and geographical locations. The Group has identified the following two reportable segments in a manner consistent with the way in which information is reported internally to the Group’s chief operating decision maker (“CODM”) for the purposes of resource allocation and performance assessment.
The Group’s operating and reportable segments are
as follows:

1.	Prevention being the design and sale of genetics testing (including update services) and stool-based DNA tests for early colorectal cancer screening.

2.	Diagnostic being the sale of COVID-19 testing services and products, and precision oncology services.

B.	Information about reportable segment
Information related to each reportable segment is set out below. Performance is measured based on gross profit, as included in the internal management reports that are reviewed by the CODM. The CODM does not evaluate operating segments using asset information.

	Prevention	Diagnostics	Unallocated	Total
	$	$	$	$
2022
Revenue	15,774,457	259,986,841	—	275,761,298
Gross profit	6,538,453	127,180,380	(2,163,947)	131,554,886
2021
Revenue	16,571,535	259,281,218	—	275,852,753
Gross profit	7,546,593	100,125,889	(1,541,271)	106,131,211
2020
Revenue	14,264,972	50,914,543	—	65,179,515
Gross profit	6,332,833	20,983,200	(971,214)	26,344,819
The following table presents a summary of revenue by region based on the location of domiciliation and the amounts of non-current
assets based on the location of the asset. The Group geographically categorizes a sale based on the region in which the entity is domiciled in.

C.	Geographic information

(i)	Revenue
Revenue by regions were as follows:

	2022	2021	2020
	$	$	$
Hong Kong	210,934,144	124,926,420	35,411,518
United Kingdom	64,827,154	150,926,333	29,767,997

Total revenue	275,761,298	275,852,753	65,179,515

(ii)	Non-current assets
Non-current
assets (excluding interests in associates and deferred tax assets) by regions were as follows:

	2022	2021	2020
	$	$	$
Hong Kong	67,151,416	10,993,322	3,419,570
United Kingdom	1,816,121	30,334,739	29,510,377
Rest of the world	321,456	207,026	45,460

Total non-current assets	69,288,993	41,535,087	32,975,407

D.	Major customers
For the years ended December 31, 2022 and 2021, the Group’s customer base includes the same two
customers with whom transactions individually have exceeded
10
% of the Group’s revenue for the respective periods. The revenue from these two customers accounted for approximately
28% and 27
% of the Group’s revenue for year ended December 31, 2022 and approximately
14% and 11
% of the Group’s revenue for year ended December 31, 2021.

For the year ended December 31, 2020, the Group’s customer base includes two customers with whom transactions individually have exceeded 10% of the Group’s revenue. The revenue from these two customers accounted for approximately 20% and 20% of the Group’s revenue, respectively.